PATENT RIGHTS (Tables)	12 Months Ended
Dec. 31, 2020
Patent Rights [Abstract]
Summary of Patent Rights
For the year ended December 31, 2020	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2019	$1,856,750	$(255,005)	$1,601,745
Impairment losses	(45,981)	-	(45,981)
Additions during the year	318,958	-	318,958
Amortization in the year	-	(96,744)	(96,744)
Balance at December 31, 2020	$2,129,727	$(351,749)	$1,777,978

For the year ended December 31, 2019	Cost	Accumulated Amortization	Net Book Value
Balance at December 31, 2018	$1,398,713	$(226,228)	$1,172,485
Impairment losses	-	-	-
Additions during the year	458,037	-	458,037
Amortization in the year	-	(28,777)	(28,777)
Balance at December 31, 2019	$1,856,750	$(255,005)	$1,601,745